Consolidated Statements of Cash Flows - Scenario, Unspecified [Domain] - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2014		Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net income	[1]	$ 19,207		$ 22,515	$ 13,138
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation expense	[1]	26,953		25,162	23,072
Deferred income tax expense	[1]	43		941	0
Changes in current assets and current liabilities	[1]	(1,318)		(2,947)	250
Changes in deferred charges and credits and other operating activities, net	[1]	(34)		(421)	(438)
Net cash provided by operating activities	[1]	44,851		45,250	36,022
Cash flows from investing activities:
Capital expenditures	[1]	(69,928)		(109,812)	(56,120)
Acquisition of the Texas Crude Systems Business from Valero Energy Corporation	[1]	(80,116)		0	0
Proceeds from dispositions of property and equipment	[1]	54		8	0
Net cash used in investing activities	[1]	(149,990)		(109,804)	(56,120)
Cash flows from financing activities:
Repayments of capital lease obligations	[1]	(1,048)		(1,059)	(970)
Offering costs	[1]	(3,223)		0	0
Prefunding of capital projects by Valero	[1]	0		3,500	0
Proceeds from initial public offering, net of offering costs	[1]	0		372,449	0
Debt issuance costs	[1]	(1,071)		(572)	0
Excess purchase price paid to Valero Energy Corporation over the carrying value of the Texas Crude Systems Business	[1]	(73,884)		0	0
Cash distributions to unitholders and distribution equivalent right payments	[1]	(41,837)		0	0
Net transfers from Valero Energy Corporation	[1],[2]	87,663		65,354	21,068
Net cash provided by (used in) financing activities	[1]	(33,400)		439,672	20,098
Net increase (decrease) in cash and cash equivalents	[1]	(138,539)		375,118	0
Cash and cash equivalents at beginning of year	[1]	375,118		0	0
Cash and cash equivalents at end of year	[1]	$ 236,579	[3]	$ 375,118	$ 0

[1]	Financial information has been retrospectively adjusted for the acquisitions of the Texas Crude Systems Business and the Houston and St. Charles Terminal Services Business from Valero Energy Corporation. See Notes 1 and 3.
[2]	Financial information has been retrospectively adjusted for the acquisitions of the Texas Crude Systems Business and the Houston and St. Charles Terminal Services Business.
[3]	Financial information has been retrospectively adjusted for the acquisition of the Houston and St. Charles Terminal Services Business from Valero Energy Corporation. See Notes 1 and 3.